Commitments and Contingencies - Additional Information (Detail) - USD ($)						1 Months Ended					3 Months Ended		12 Months Ended
	May 14, 2021	May 11, 2021	Jan. 04, 2021	Dec. 13, 2020	Aug. 25, 2020	Mar. 28, 2021	Dec. 13, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2020
Commitments and Contingencies [Line Items]
Rent expense											$ 6,617	$ 8,815	$ 54,649	$ 42,040
Settlement liability expense										$ 5,616,732
Transfer of shares, value										5,500,000
Legal costs										5,616,732
Founder returned shares									300,000
Percentage of company's annual requirements					100.00%
Account receivable, net													831,390
Allowance for doubtful accounts											$ 3,676,826		257,463
Warrant issued						1,053,738
Exercise price of warrant						$ 15.84
Warrants expire period											The GEM Warrant will be valid for a period of three years from the date the Company's stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.
Accrued settlement expense													39,486,139
Allowance for doubtful accounts											$ 3,676,826		257,463
Warrant issued						1,053,738
Exercise price of warrant						$ 15.84
Warrants to purchase shares						473,486
Warrants to purchase shares, amount						$ 7,500,018
Warrants expire period											The GEM Warrant will be valid for a period of three years from the date the Company's stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.
Accrued settlement expense													39,486,139
Additional settlement liability						$ 21,365,641					$ 21,365,641		$ 39,486,139
GEM Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued						1,053,738
Exercise price of warrant						$ 15.84
Warrants to purchase shares						473,486
Warrants to purchase shares, amount						$ 7,500,000
Warrants expire period													The GEM Warrant will be valid for a period of three years from the date the Company's stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.
Accrued settlement expense													$ 39,486,139
Warrant issued						1,053,738
Exercise price of warrant						$ 15.84
Warrants expire period													The GEM Warrant will be valid for a period of three years from the date the Company's stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.
Accrued settlement expense													$ 39,486,139
Former Adviser [Member]
Commitments and Contingencies [Line Items]
Transfer of shares								45,454
Transfer of shares, value								$ 499,994
Maximum [Member]
Commitments and Contingencies [Line Items]
Annual maintenance fees										$ 150,000
Jonathan Javitt Living Trust [Member]
Commitments and Contingencies [Line Items]
Transfer of shares										250,000
Glytech L- L- C- [Member]
Commitments and Contingencies [Line Items]
Transfer of shares										250,000
Sarah Herzog Memorial Hospital Ezrat Nashim [Member]
Commitments and Contingencies [Line Items]
Transfer of shares									500,000	500,000
Milestone payments													$ 250,000
Transfer of shares, value									$ 5,500,000
Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty percentage													100.00%
Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Annual maintenance fees													$ 150,000
Royalty percentage													250.00%
Development Milestone [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Milestone payments										$ 100,000
Development Milestone [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Milestone payments										750,000
Development Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Milestone payments													$ 100,000
Development Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Milestone payments													750,000
Commercial Milestone [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Milestone payments										100,000
Commercial Milestone [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Milestone payments										$ 750,000
Commercial Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Milestone payments													100,000
Commercial Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Milestone payments													750,000
Relief Therapeutics Collaboration Agreement [Member]
Commitments and Contingencies [Line Items]
Reimbursable expenses	$ 10,904,065	$ 10,612,750									4,190,608		10,160,421
Account receivable, net													831,390
Reimbursable expenses received											770,444		9,329,031
Allowance for doubtful accounts											3,676,826		257,463
Invoiced costs	4,000,000	4,000,000,000,000
Reimbursable expenses	10,904,065	10,612,750									4,190,608		10,160,421
Reimbursable expenses received											770,444		9,329,031
Allowance for doubtful accounts											$ 3,676,826		$ 257,463
Invoiced costs	$ 4,000,000	$ 4,000,000,000,000
Big Rock Partners Acquisition Corp [Member] | Merger Agreement [Member]
Commitments and Contingencies [Line Items]
Closing Consideration shares				50,000,000
Earnout Shares Milestone				25,000,000			25,000,000
Earnout Cash Milestone				$ 100,000,000			$ 100,000,000
Earnout Shares Milestone Description				An aggregate of 25 million additional shares of Big Rock common stock ("Earnout Shares") will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company's COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company's filing of its application to approve the Company's COVID-19drug.
Earnout Cash Milestone Description				In addition, subject to certain conditions, $100 million ("Earnout Cash") may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company's COVID-19Drug is obtained and the Company's COVID-19 Drug is listed in the FDA's "Orange Book" and (2) FDA approval of the Company's Antidepressant Drug Regimen is obtained and the Company's Antidepressant Drug Regimen is listed in the FDA's "Orange Book".
Closing Consideration shares				50,000,000
Earnout Shares Milestone				25,000,000			25,000,000
Earnout Cash Milestone				$ 100,000,000			$ 100,000,000
Earnout Shares Milestone Description				An aggregate of 25 million additional shares of Big Rock common stock ("Earnout Shares") will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company's COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company's filing of its application to approve the Company's COVID-19drug.
Earnout Cash Milestone Description				In addition, subject to certain conditions, $100 million ("Earnout Cash") may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company's COVID-19Drug is obtained and the Company's COVID-19 Drug is listed in the FDA's "Orange Book" and (2) FDA approval of the Company's Antidepressant Drug Regimen is obtained and the Company's Antidepressant Drug Regimen is listed in the FDA's "Orange Book".
GEM Share Subcription Facility Agreement [Member]
Commitments and Contingencies [Line Items]
Share subscription agreement term											3 years		3 years
Share subscription value											$ 95,600,000		$ 95,600,000
Commitment fee											$ 1,900,000		$ 1,900,000
Share subscription agreement term											3 years		3 years
Share subscription value											$ 95,600,000		$ 95,600,000
Commitment fee											$ 1,900,000		$ 1,900,000
Merger Agreement With Neurorx And Merger Sub [Member] | Big Rock Partners Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Closing Consideration shares							50,000,000
Closing Consideration shares							50,000,000
Contingent Milestone Payments [Member] | Merger Agreement With Neurorx And Merger Sub [Member] | Big Rock Partners Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Earnout Shares Milestone											25,000,000
Earnout Cash Milestone											$ 100,000,000
Earnout Shares Milestone Description											An aggregate of 25 million additional shares of Big Rock common stock ("Earnout Shares") will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company's COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company's filing of its application to approve the Company's COVID-19drug.
Earnout Cash Milestone Description											$100 million ("Earnout Cash") may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company's COVID-19Drug is obtained and the Company's COVID-19 Drug is listed in the FDA's "Orange Book" and (2) FDA approval of the Company's Antidepressant Drug Regimen is obtained and the Company's Antidepressant Drug Regimen is listed in the FDA's "Orange Book".
Earnout Shares Milestone											25,000,000
Earnout Cash Milestone											$ 100,000,000
Earnout Shares Milestone Description											An aggregate of 25 million additional shares of Big Rock common stock ("Earnout Shares") will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company's COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company's filing of its application to approve the Company's COVID-19drug.
Earnout Cash Milestone Description											$100 million ("Earnout Cash") may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company's COVID-19Drug is obtained and the Company's COVID-19 Drug is listed in the FDA's "Orange Book" and (2) FDA approval of the Company's Antidepressant Drug Regimen is obtained and the Company's Antidepressant Drug Regimen is listed in the FDA's "Orange Book".
Polypeptide [Member]
Commitments and Contingencies [Line Items]
Purchase commitments															$ 1,010,000
Purchase commitments															$ 1,010,000
Aerogen Limited [Member]
Commitments and Contingencies [Line Items]
Purchase order of products			$ 54,315
Sponsored Research Agreement [Member]
Commitments and Contingencies [Line Items]
Research commitments											$ 360,450
Research commitments paid											$ 126,157